INCOME TAXES (Details 1) - USD ($)	Feb. 28, 2017	Feb. 29, 2016
Current deferred tax assets:
Prepaid rental	$ 0	$ 758,552
Less: valuation allowance	0	(20,146)
Current deferred tax assets, net	0	738,406
Non-current deferred tax assets:
Accrued payroll	4,776	0
Prepaid rental	1,694,073	0
Property and equipment	591,917	365,408
Intangible assets	28,353	9,414
Impairment loss on long-term investments	2,098,309	991,121
Tax losses carry-forward	27,830,452	14,242,569
Less: valuation allowance	(16,059,579)	(8,953,734)
Non-current deferred tax assets, net	16,188,301	6,654,778
Current deferred tax liabilities:
Accrued ADR income	0	34,500
Other	0	57,230
Current deferred tax liabilities	0	91,730
Non-current deferred tax liabilities:
Accrued ADR income	34,500	0
Intangible assets	5,959,102	663,813
Property and equipment	852,719	640,548
Long-term investments	6,339,565	0
Non-current deferred tax liabilities	$ 13,185,886	$ 1,304,361